575 Madison Avenue
New York, NY 10022-2585
212.940.8800 tel
212.940.8776 fax

PETER J. SHEA
peter.shea@kattenlaw.com
212.940.6447 direct
October 18, 2010	704.344.3195 fax

VIA EDGAR

Securities and Exchange Commission
Washington, D.C. 20549

Pre-Effective Amendment No. 2 to Registration on Form S-1
ETFS Precious Metals Basket Trust
Registration No.: 333-164769

Dear Ladies and Gentlemen:

     On behalf of ETF Securities USA LLC (the “Sponsor”), our client and the sponsor of the ETFS Precious Metals Basket Trust (the “Trust”), we are filing with this correspondence pre-effective Amendment No. 2 (the “Amendment”) to the Trust’s registration statement on Form S-1 (the “Registration Statement”) concerning the registration of the ETFS Physical PM Basket Shares under the Securities Act of 1933 (the “Securities Act”). Blacklined copies of the Amendment that have been marked to show changes as against pre-effective Amendment No. 1 to the Registration Statement (filed on April 29, 2010) are being sent to the staff of the Securities and Exchange Commission under separate cover. Capitalized terms used but not defined herein are used with the meanings given to them in the Amendment.

     We have made such changes as have been requested in order to complete and include all information not previously included in the filing. All required exhibits, including the legality opinion have been included.

     The filing now includes the required financial statements and corresponding accountant’s report, in compliance with Item 11(c) of Form S-1. All disclosures required by Item 11 of Form S-1 have been included. All required consents of experts and counsel are included in the filing.

     All Trust, Sponsor and Trust service provider personnel participating in the preparation of the Registration Statement are cognizant of their disclosure responsibilities to investors.

     In the event that the Sponsor requests acceleration of the effective date of the Registration Statement on behalf of the Trust, it will furnish a letter containing the requested acknowledgements.

     Please do not hesitate to contact me at (212) 940-6447 or Gregory Xethalis at (212) 940-8587 if you have any questions or comments with respect to the foregoing responses or the Amendment.

            Very truly yours,

/s/ Peter J. Shea
Peter J. Shea

cc (w/enclosures):	Mr. H. Roger Schwall
Ms. Tracy L. McNeil
Ms. Sandra Eisen
Mr. Graham Tuckwell
Mr. Tom Quigley
Mr. Gregory Xethalis